Schedule of Assets (Held at End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	06-1185706
Plan number	002
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Participant loans, cost	$ 0
Participant loans	161,135
Total	$ 158,960,829
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rates	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loans, interest rates	10.50%
Investment, Identifier [Axis]: AS Special Mid Cap Val R6 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	AS Special Mid Cap Val R6 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investments, Current Value	$ 2,657,074
Investment, Identifier [Axis]: American Funds Amer. Mutual R6 Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	American Funds Amer. Mutual R6 Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investments, Current Value	$ 1,150,348
Investment, Identifier [Axis]: Baird Core Plus Bond Inst. Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Baird Core Plus Bond Inst. Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investments, Current Value	$ 1,443,430
Investment, Identifier [Axis]: Baron Asset Inst Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Baron Asset Inst Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investments, Current Value	$ 2,974,803
Investment, Identifier [Axis]: Baron Growth Inst Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Baron Growth Inst Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investments, Current Value	$ 2,361,055
Investment, Identifier [Axis]: Cohen and Steers Rlty Shares, Inc. Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Cohen and Steers Rlty Shares, Inc. Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investments, Current Value	$ 768,433
Investment, Identifier [Axis]: Conestoga Small Cap Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Conestoga Small Cap Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investments, Current Value	$ 684,097
Investment, Identifier [Axis]: Fidelity 500 Index Inst. Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity 500 Index Inst. Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 27,724,805
Investment, Identifier [Axis]: Fidelity Blue Chip Growth Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Blue Chip Growth Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 15,370,417
Investment, Identifier [Axis]: Fidelity BrokerageLink Self-directed brokerage account
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Baird Core Plus Bond Inst. Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Self-Directed Brokerage Account
Investment party-in-interest	true
Investments, Current Value	$ 6,780,406
Investment, Identifier [Axis]: Fidelity Extended Market Index Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Extended Market Index Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 1,680,516
Investment, Identifier [Axis]: Fidelity Freedom Fund 2010 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom Fund 2010 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 1,722,559
Investment, Identifier [Axis]: Fidelity Freedom Fund 2015 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom Fund 2015 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 531,376
Investment, Identifier [Axis]: Fidelity Freedom Fund 2020 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom Fund 2020 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 1,058,719
Investment, Identifier [Axis]: Fidelity Freedom Fund 2025 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom Fund 2025 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 7,548,934
Investment, Identifier [Axis]: Fidelity Freedom Fund 2030 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom Fund 2030 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 4,806,906
Investment, Identifier [Axis]: Fidelity Freedom Fund 2035 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom Fund 2035 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 6,528,263
Investment, Identifier [Axis]: Fidelity Freedom Fund 2040 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom Fund 2040 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 6,514,286
Investment, Identifier [Axis]: Fidelity Freedom Fund 2045 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom Fund 2045 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 2,223,061
Investment, Identifier [Axis]: Fidelity Freedom Fund 2050 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom Fund 2050 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 867,605
Investment, Identifier [Axis]: Fidelity Freedom Fund 2055 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom Fund 2055 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 11,099
Investment, Identifier [Axis]: Fidelity Freedom Retire K Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Freedom Retire K Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 197,907
Investment, Identifier [Axis]: Fidelity Growth Co. Commingled Pool Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Growth Co. Commingled Pool [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Collective Trust Measured at NAV
Investment party-in-interest	true
Investments, Current Value	$ 37,402,683
Investment, Identifier [Axis]: Fidelity Inflation Prot. Bond Index Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Inflation Prot. Bond Index Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 124,699
Investment, Identifier [Axis]: Fidelity Int’l Capital Appreciation Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Int'l Capital Appreciation Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 1,405,278
Investment, Identifier [Axis]: Fidelity Low-Priced Stock Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Low-Priced Stock Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 1,531,059
Investment, Identifier [Axis]: Fidelity Managed Income Portfolio Collective trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Managed Income Portfolio [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Collective Trust Measured at NAV
Investment party-in-interest	true
Investments, Current Value	$ 3,777,469
Investment, Identifier [Axis]: Fidelity Managed Retire 2030 K6 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Managed Retire 2030 K6 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 41,027
Investment, Identifier [Axis]: Fidelity Managed Retirement 2025 K6 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Managed Retirement 2025 K6 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 37,813
Investment, Identifier [Axis]: Fidelity Puritan Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Puritan Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 3,587,730
Investment, Identifier [Axis]: Fidelity Total Bond K6 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity Total Bond K6 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 3,712,147
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Fidelity U.S. Bond Index Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investment party-in-interest	true
Investments, Current Value	$ 2,459,614
Investment, Identifier [Axis]: MBIA Inc. Common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	MBIA Inc. [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Common Stock
Investment party-in-interest	true
Investments, Current Value	$ 1,118,158
Investment, Identifier [Axis]: PIMCO High Yield Institutional Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	PIMCO High Yield Institutional Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investments, Current Value	$ 1,174,040
Investment, Identifier [Axis]: PIMCO RAE US SM 1 Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	PIMCO RAE US SM 1 [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investments, Current Value	$ 546,578
Investment, Identifier [Axis]: Vanguard CR Fed MM ADM Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Vanguard CR Fed MM ADM [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investments, Current Value	$ 1,897,341
Investment, Identifier [Axis]: Vanguard Total Int’l Stock Index Fund Mutual fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment issuer name	Vanguard Total Int'l Stock Index Fund [Member]
Investment participation status	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment type	Mutual Funds
Investments, Current Value	$ 4,377,959